Cover	Nov. 09, 2023	Aug. 14, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39306
Entity Tax Identification Number	81-4481426
City Area Code	650
Local Phone Number	392-0420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001801777
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One		1209 Orange Street
Entity Address, City or Town		Wilmington
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19801